Pensions and Postretirement Benefits (Weighted-average asset allocation) (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Asset Category
Actual plan asset allocation	100.00%	100.00%
Target plan asset allocation	100.00%
Equity securities
Asset Category
Target plan asset allocation, minimum	45.00%
Target plan asset allocation, maximum	75.00%
Actual plan asset allocation	61.90%	62.70%
Debt securities
Asset Category
Target plan asset allocation, minimum	20.00%
Target plan asset allocation, maximum	40.00%
Actual plan asset allocation	24.60%	25.40%
Other
Asset Category
Target plan asset allocation, minimum	0.00%
Target plan asset allocation, maximum	20.00%
Actual plan asset allocation	13.50%	11.90%